Preferred And Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Preferred and Common Stock [Abstract]
Preferred stock
	Preferred Stock
	Number of preferred shares	Amount
Balance December 31, 2011	—	$—
Issuance of preferred stock subject to redemption	600	6,000
Balance December 31, 2012	600	$ 6,000
Issuance of preferred stock subject to redemption	600	6,000
Balance December 31, 2013	1,200	$ 12,000